Derivative Instruments and Hedging Activities - Effect of Derivative Instruments on Consolidated Statement of Operations (Detail) (Interest rate swaps, USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion)			$ 1.1	$ 10.1	$ 11.0	$ 14.4	$ 52.9
Interest expense, net | Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)			21.8	19.5	26.4	26.9	21.9
Other (income)/expense, net | Derivatives not designated as Hedging Instrument under ASC 815
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivative			0	(0.1)	0.1	(0.2)	3.3
Other (income)/expense, net | Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing)	$ 0.1	$ 0	$ 0.1	$ 0	$ 0.2	$ 0.1	$ 0.6